Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CLIPPER FUNDS TRUST
Entity Central Index Key	0001316506
Document Period End Date	Jun. 30, 2024
C000031492 [Member]
Shareholder Report [Line Items]
Fund Name	Clipper FundSM
Class Name	Clipper FundSM
Trading Symbol	CFIMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
Additional Information Phone Number	1-800-432-2504
Additional Information Website	clipperfund.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$36.82	0.69%*
*	Annualized.

Expenses Paid, Amount	$ 36.82
Expense Ratio, Percent	0.69% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund delivered a total return of 14.59%, versus a 15.29% return for the S&P 500®. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+6% vs +28%) and significantly underweight
  (average weighting 8% vs 30%)
    Intel (-38%) - largest individual detractor
    Samsung Electronics (-2%)
  Significantly overweight in Financials sector - (average weighting 46% vs 13%)
    U.S. Bancorp (-6%)
  Individual holdings
    Solventum (-14%), AGCO (-17%), JD.com (-8%), and Tyson Foods (-3%)
    Solventum and Tyson Foods - new purchases during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+39% vs +27%) and overweight (average weighting 17% vs 9%)
    Meta Platforms (+43%) and Alphabet (+31%) - two largest individual contributors
  Financials - outperformed the Index sector (+12% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+13%), Bank of New York Mellon (+17%), Markel (+11%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  No exposure in Real Estate
  Individual holdings
    Applied Materials (+46%) and Amazon.com (+27%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Clipper Fund	29.45%	11.94%	10.17%
S&P 500® Index	24.56%	15.03%	12.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com.
Net Assets	$ 1,200,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/24	33
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	40.74%
Communication Services	17.44%
Health Care	14.12%
Consumer Discretionary	12.07%
Information Technology	8.63%

[1]	Annualized.